DELAWARE-VOYAGEUR UNIT INVESTMENT TRUST, SERIES 14

                        POWER FIVE EQUITY TRUST, SERIES 2
                        POWER TEN EQUITY TRUST, SERIES 2
                     ILLINOIS BIG TEN EQUITY TRUST, SERIES 8
                    MINNESOTA BIG TEN EQUITY TRUST, SERIES 9
                     MISSOURI BIG TEN EQUITY TRUST, SERIES 8
                       PACIFIC TEN EQUITY TRUST, SERIES 4

               SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 4, 1997

     The Distributor, from its own assets, will reimburse Aragon Financial Services Incorporated for reasonable and customary clearing costs incurred by such firm in the acquisition by such firm of units of the unit investment trusts contained in Delaware-Voyageur Unit Investment Trust, Series 14.

November 17, 1997